SUPPLEMENT DATED SEPTEMBER 6, 2005

TO PROSPECTUSES DATED APRIL 30, 2004
FOR COLUMBIA ALL-STAR FREEDOM NY, COLUMBIA ALL-STAR NY,
COLUMBIA ALL-STAR EXTRA NY, and COLUMBIA ALL-STAR TRADITIONS NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information about the Liberty Asset Allocation Fund, Variable Series (the "Fund").

Columbia Management Advisors, Inc. is the investment advisor to the Fund. Nordea Investment Management North America, Inc. is the Fund's investment sub-advisor.